Related party transactions and balances (Tables)	3 Months Ended
Nov. 30, 2022
Schedule of compensation award to key management
	For the three months ended
	November 30, 2022	November 30, 2021
	$	$

Total compensation paid to key management	335,750	347,256
Share based payments	190,758	153,671